Goodwill (details) - Other Intangible Assets (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Other intangible assets by major asset class
Intangible assets subject to amortization, gross carrying amount	$ 661		$ 661		$ 661
Intangible assets subject to amortization, accumulated amortization	550		550		527
Intangible assets subject to amortization, net	111		111		134
Amortization expense for other intangible assets	11	12	23	23
Estimated intangible asset amortization expense, remainder of 2014	24		24
Estimated intangible asset amortization expense, 2015	27		27
Estimated intangible asset amortization expense, 2016	10		10
Estimated intangible asset amortization expense, 2017	9		9
Estimated intangible asset amortization expense, 2018	8		8
Customer-related [Member]
Other intangible assets by major asset class
Intangible assets subject to amortization, gross carrying amount	460		460		460
Intangible assets subject to amortization, accumulated amortization	429		429		414
Intangible assets subject to amortization, net	31		31		46
Amortization expense for other intangible assets	7	8	15	15
Fair value adjustment on claims and claim adjustment expense reserves, reinsurance recoverables and other contract-related intangibles [Member]
Other intangible assets by major asset class
Intangible assets subject to amortization, gross carrying amount	201		201		201
Intangible assets subject to amortization, accumulated amortization	121		121		113
Intangible assets subject to amortization, net	80		80		88
Amortization expense for other intangible assets	$ 4	$ 4	$ 8	$ 8